Share-Based Compensation - Restricted Share Grant Activity (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of RSUs
Unvested, beginning balance	75,120	121,471
Granted	95,744	72,620
Vested	(22,782)	(118,971)
Unvested, ending balance	148,082	75,120	121,471
Weighted-average grant date fair value
Unvested, beginning balance	$ 15.93	$ 11.28
Granted	12.77	15.80
Vested	15.80	11.10
Unvested, ending balance	$ 13.90	$ 15.93	$ 11.28
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 11 months 23 days	1 year 7 months 2 days	3 months 15 days
Aggregated intrinsic value
Aggregated intrinsic value	$ 1,229,081	$ 698,616	$ 1,658,079